September 4, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML SERIES INVESTMENT FUND (the “Trust”)

(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund do not differ from those contained in Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A which was filed electronically on August 22, 2007.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg
Assistant Secretary, MML Series Investment Fund
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company